Business Combinations - Schedule of preliminary allocation prepared by Company and resulting goodwill (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Jan. 03, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
(+) Fair value of liabilities assumed:
Fair value of the accounts receivable, provision for expected losses		R$ 244,972		R$ 107,995	R$ 108,692	R$ 129,242
Avon Products, Inc. [Member]
Schedule of preliminary allocation prepared by Company and resulting goodwill
Total estimated consideration to be transferred:			R$ 13,366,000
(-) Fair value of acquired assets:
Cash and cash equivalent			2,636,000
Accounts receivable	[1]		1,135,000
Inventories			1,942,000
Other current assets			1,056,000
Assets available for sale			187,000
Property, plant and equipment			2,886,000
Income tax and deferred social contribution			667,000
Assets of right of use			565,000
Other non-current assets			475,000
Judicial deposits			284,000
Recoverable taxes			518,000
Employee benefit plan			553,000
Intangible	[2]		5,710,000
(+) Fair value of liabilities assumed:
Current liabilities			6,267,000
Provision for contingencies	[3]		724,000
Long-term debt			7,078,000
Leasing			588,000
Deferred taxes	[4]		728,000
Other liabilities			809,000
(-) Net assets			2,420,000
Non-controlling interest			28,000
Estimated preliminary goodwill	[5]		10,974,000
Fair value of the accounts receivable, provision for expected losses			R$ 270,200

[1]	On the acquisition date, the fair value of the accounts receivable approximate their carrying value, net of a provision for expected losses in the amount of R$ 270.2 million
[2]	The fair value of intangible assets includes intangible assets acquired and registered by Avon prior to the fair value allocation, in the sum of R$ 291, added by the effects of allocation of the fair value of the following items:
[3]	The provision for contingencies amount shown in the table above corresponds to the historical amount recorded by Avon, since the Company is still in the process of estimating their fair value as well as identifying additional contingencies that may be required to be recorded in accordance with the provisions of paragraph 23 of IFRS 3 , i.e., contingencies that: (i) represent a present obligation arising from past events and (ii) can be reliably measured.
[4]	Consists of net operating loss deferred tax assets of approximately R$311 million and other net deferred tax liabilities of R$1,309 million.
[5]	Goodwill represents the stronger market position and geographic regions that will result in a more diversified and balanced global portfolio, as well as future expected profitability and operational synergies such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit or to be deductible for tax purposes.